Redeemable Noncontrolling Interest (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jul. 31, 2018
Royal Caribbean International | Silversea Cruises Group
Redeemable Noncontrolling Interest [Line Items]
Ownership percentage by noncontrolling owners	33.30%
Silversea Cruises
Redeemable Noncontrolling Interest [Line Items]
Redeemable noncontrolling interest	$ 537,770	$ 537,770